Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 17 – Subsequent Events

Management has evaluated subsequent events through March 30, 2026, which is the date these financial statements were available to be issued. Based on our evaluation no material events have occurred that require disclosure, except as follows:

On February 27, 2026, related party F (see Note 12), extended their convertible promissory note until April 28, 2026. Pursuant to the extension, they charged a 1% amendment fee and agreed to release their security pledge against certain intangible assets of the Company.

The Company issued common stock as follows:

•	171,878 shares of common stock for conversion of debt and accrued interest valued at $412,500.
•	180,708 shares of common stock for cashless exercise of 192,708 warrants.
•	220,000 shares of common stock for acquisition of IP, valued at $1,775,400, which is recorded as additional paid in capital as of December 31, 2025.
•	55,333 shares of common stock issued for services, valued at $443,377.